UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06445

The Herzfeld Caribbean Basin Fund, Inc.

(Exact name of registrant as specified in charter)

PO Box 161465, Miami, FL	33116
(Address of principal executive offices)	(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: 305-271-1900

Date of fiscal year end: 6/30

Date of reporting period: year-ended 6/30/08

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Meeting Date/ Type	Company-(Ticker Symbol) / Ballot Issues	Security ID/ Proponent	Mgmt. Rec.	Vote Cast	Shares Available	Shares Voted
7/2/2007	Mexichem S.A.B. de C.V.	MX01ME050007
EGM					100	100
	Approve Financial report, Issuance of debt obligations	Mgmt	For	For
	Authorize issuance of convertible debt obligations	Mgmt	For	For
	Approve increase in capital	Mgmt	For	For
	Approve issuance of representative tittles of company's capital	Mgmt	For	For
	Designate inspector of minutes of meeting	Mgmt	For	For

7/17/2007	Doral Financial Corporation-(DRL)	25811P886
AGM					30,000	30,000
	Vote for the election of Directors	Mgmt	For	For
	Issuance of share of common stock	Mgmt	For	For
	Amendment to increase the number of shares of capital and common stock	Mgmt	For	For
	Amendment to decrease the par value of common shares	Mgmt	For	For
	Amendment to effect a 1-for-20 reverse stock split	Mgmt	For	For
	Appointment of Pricewatercoopers LLP as the independent accounting firm	Mgmt	For	For
	Postponement of meeting to permit further solicitation of proxies	Mgmt	For	For

7/17/2007	Grupo Elektra S.A. de C.V	MX01EL000003
EGM					1,380	1,380
	Approve increase in share repurchase authorization	Mgmt	For	For
	Approve policy in acquisition and placement of shares	Mgmt	For	For
	Ratify proposal to change company secretary	Mgmt	For	For
	Designate inspector of minutes of meeting	Mgmt	For	For

7/20/2007	Grupo Imsa S.A.B. de C.V.	MX01M000008
EGM					600	600
	Approve capital reductions and certain financing agreements	Mgmt	For	For
	Approve merger balance sheet	Mgmt	For	For
	Amend article 6	Mgmt	For	For
	Authorize Board to effectuate tender offer	Mgmt	For	For
	Authorize Board to carry out actions with regulatory bodies	Mgmt	For	For
	Designate inspector of minutes of meeting	Mgmt	For	For

7/24/2007	Florida East Coast Industries, Inc.	340632108
EGM					40,800	40,800
	Approval of the agreement and plan of merger	Mgmt	For	Against
	Approval of the postponement of the special meeting	Mgmt	For	Against

7/20/2007	Grupo Imsa S.A.B. de C.V.	MX01M000008
EGM					600	600
	Accept resignation of Board and committee members	Mgmt	For	For
	Elect new members of board	Mgmt	For	For
	Granting and revoking of powers	Mgmt	For	For
	Designate inspectors of minutes of meeting	Mgmt	For	For

8/23/2007	TV Azteca SA de CV	MXP740471117
EGM					13,900	13,900
	Open Meeting/Verify Quorum	Mgmt	For	For
	Present Report on Agreement Adopted at General Meeting of Holders of CPOS	Mgmt	For	For
	Designate Inspector or Shareholder Representative of Minutes of Meeting	Mgmt	For	For
	Approve Minutes of Meeting	Mgmt	For	For

8/30/2007	Empresas Ica SAB de CV	MXP371491046
EGM					3,583	3,583
	Approve Increase in Capital	Mgmt	For	For
	Approve Share Offering in Mexican and International Markets	Mgmt	For	For
	Approve Board to Ratify and Execute Approved Resolutions	Mgmt	For	For

8/30/2007	Caribbean Utilities Company, Ltd.-(CUPUF.PK)	G1899E146
AGM					12,000	12,000
	Vote for election of directors	Mgmt	For	For
	Appointment of Ernst & Young as auditors of the company	Mgmt	For	For

9/3/2007	Grupo Modelo SAB de CV	MXP4833F1044
EGM					7,700	7,700
	Amend Articles to Include New Article 7 BIS from carrying out Competing Business within Mexico	Mgmt	For	For

9/3/2007	Grupo Modelo SAB de CV	MXP4833F1044
EGM					7,700	7,700
	Amend Articles to Include New Article 7 BIS from carrying out Competing Business within Mexico	Mgmt	For	For
	Approve Stock Option Plan for Executives of the Company	Mgmt	For	For
	Designate Inspector or Shareholder Representatives of Minutes of Meeting	Mgmt	For	For

10/9/2007	Siderurgica Vanezolana "Sivensa" S.A.	825865603
EGM					843	843
	Approve the increase of the paid-in capital of the company	Mgmt	For	For
	Authorize the board to execute such increase, if above is approved	Mgmt	For	For

10/9/2007	Siderurgica Vanezolana "Sivensa" S.A.	825865702
EGM					75	75
	Approve the increase of the paid-in capital of the company	Mgmt	For	For
	Authorize the board to execute such increase, if above is approved	Mgmt	For	For

10/9/2007	Siderurgica Vanezolana "Sivensa" S.A.	825865603
AGM					843	843
	Review the report by the board of directors	Mgmt	For	For
	Consider the decree on dividends against profits	Mgmt	For	For
	Ratify the authorized capital of the company	Mgmt	For	For
	Designate principal and alternate members of the board	Mgmt	For	For
	Designate principal examiners	Mgmt	For	For
	Designation of the judicial representative	Mgmt	For	For
	present the annual report	Mgmt	For	For

10/9/2007	Siderurgica Vanezolana "Sivensa" S.A.	825865702
AGM					75	75
	Review the report by the board of directors	Mgmt	For	For
	Consider the decree on dividends against profits	Mgmt	For	For
	Ratify the authorized capital of the company	Mgmt	For	For
	Designate principal and alternate members of the board	Mgmt	For	For
	Designate principal examiners	Mgmt	For	For
	Designation of the judicial representative	Mgmt	For	For
	present the annual report	Mgmt	For	For

4/3/2008	Controladora Comercial Mexicana SAB de CV	MXP200821413
EGM					3,700	0
	Receive the report of the Director General of the Group	Mgmt
	Approve the allocation of profits	Mgmt
	Approve the appointment or ratification of relevant Members	Mgmt
	Approve the designation of delegates	Mgmt

4/3/2008	Empresas ICA S.A.B de C.V	MXP371491046
AGM					3,583	0
	Receive the Directors' report for 2007	Mgmt
	Receive the report on Adherence to Fiscal Obligations	Mgmt
	Approve to accept the report on Adherence to Fiscal Obligations	Mgmt
	Approve the Allocation of income and dividends	Mgmt
	Elect the Directors [bundled]	Mgmt
	Approve the Designation of Inspector or shareholder representative's of minutes of meeting	Mgmt

4/8/2005	Coca-Cola Femsa S.A.B de C.V.	MPX2861W1067
EGM					200	0
	Receive the report of the Board of Directors, the financial statements for the 2007 FY	Mgmt
	Receive the report concerning to the compliance with the tax obligations	Mgmt
	Approve the allocation of the profits account for the 2007 FY	Mgmt
	Approve the maximum amount of funds that can be allocated for the purchase of Company's own shares	Mgmt
	Elect the Members of the Board of Directors and Secretaries	Mgmt
	Elect the Members of the Committees- i) Finances and Planning, ii) Audit and iii) Corporate Practices	Mgmt
	Approve the nomination of delegates	Mgmt
	Approve the minutes of the general meeting	Mgmt

4/8/2008	Coca-Cola Femsa S.A.B de C.V.-(KOF)	191241108
AGM					19,500	0
	Report of the board	Mgmt
	Report with respect to the compliance of tax obligations	Mgmt
	Application of the result for the 2007 FY	Mgmt
	Determine maximum amount of resources used for share repurchase program	Mgmt
	Election of proprietary and alternate members of the board of directors	Mgmt
	Proposal to integrate: I. Finance and planning II. Audit , and III. Corporate practices	Mgmt
	Appointment of delegates	Mgmt
	Approval of the minutes	Mgmt

4/10/2008	The Latin America Equity Fund-(LAQ)	51827Q106
AGM					18,110	18,110
	Vote for the election of nominees	Mgmt	For	For

4/11/2008	Gruma S.A.B de C.V.	MXP4948K1056
EGM					800	800
	Approve, regarding the realization of a share capital increase of the Company in its fixed part	Mgmt	For	For
	Amend the Article 6 of the Corporate Bylaws	Mgmt	For	For
	Approve the designation of the special delegates	Mgmt	For	For
	Approve the minutes of the meeting	Mgmt	For	For

4/15/2008	Banco Latinoamericano de Exportaciones, S.A.-(BLX)	P16994132
AGM					44,420
	Approved the bank's audited financial statement	Mgmt	For	For
	Appoint Deloitte as the banks independent auditors	Mgmt	For	For
	Election of director	Mgmt	For	For

4/22/2008	Fomento Economico Mexicano S.A.B. de C.V.	MXP320321310
EGM					18,900	18,900
	Receive the report of the Board of Directors	Mgmt	For	For
	Receive the report concerning the compliance with the tax obligations	Mgmt	For	For
	Approve the allocation of the result account of the 2007 FY	Mgmt	For	For
	Approve to establish as the maximum amount of funds that may be allocated for the purchase of the Company's own shares	Mgmt	For	For
	Elect the Members of the Board of Directors and Secretaries	Mgmt	For	For
	Approve the Membership of the Committees i] Finance and Planning, ii] Audit, and iii] Corporate practices	Mgmt	For	For
	Appoint the delegates to perform and formalize the resolutions of the general meeting	Mgmt	For	For
	Approve the minutes of the meeting	Mgmt	For	For

4/22/2008	Fomento Economico Mexicano S.A.B. de C.V.	MXP320321310
EGM					18,900	18,900
	Approve Proposals so that the shares continue paid in and listed as connected units after 5/11/08	Mgmt	For	For
	Approve to maintain, after 5/11/08, the current share capital structure	Mgmt	For	For
	Amend the Articles 6, 22 and 25 of the Corporate By-Laws	Mgmt	For	For
	Appoint the delegates	Mgmt	For	For
	Approve the minutes of the meeting	Mgmt	For	For

4/23/2008	Consorcio ARA S.A.B. de C.V.	MXP001161019
EGM					17,200	17,200
	Approve the reports that are referred to in Article 28, part IV, of the securities market law	Mgmt	For	For
	Approve the report regarding the fulfillment of the tax obligations	Mgmt	For	For
	Approve the allocation of results, including the declaration and payment of a dividend in cash	Mgmt	For	For
	Ratify the Members of the Board of Directors, as well as of the Secretary and Vice Secretary	Mgmt	For	For
	Ratify the Chairperson of the Audit Committee	Mgmt	For	For
	Ratify the Chairperson of the Corporate Practices Committee	Mgmt
	Approve the maximum amount of funds that can be allocated for the acquisition of own shares	Mgmt
	Approve the collation of the bylaws of the Company	Mgmt
	Approve the designation of special delegates	Mgmt

4/23/2008	Grupo KUO S.A.B. De C.V.	MX01KU000012
EGM					1,580	0
	Approve the reports that are referred to in Article 28, part IV, of the Securities Market Law	Mgmt
	Ratify the acts done by the Director General	Mgmt
	Approve the financial statements of the Company to 12/31/07	Mgmt
	Approve the allocation of results	Mgmt
	Approve the certain reclassifications in the book capital accounts	Mgmt
	Receive the report of regarding the fulfillment of tax obligations	Mgmt
	Appoint the Members of the Board of Directors	Mgmt
	Approve the remuneration for the members of the Board of Directors	Mgmt
	Receive the report from the Board of Directors	Mgmt
	Approve to amend the Articles 11 and 16 of the Corporate Bylaws	Mgmt
	Approve the designation of delegates	Mgmt
	Approve the meeting minutes	Mgmt

4/23/2008	Dine S.A.B. de C.V	MX01D1J0014
EGM					1,580	0
	Approve the presentation of the reports that are referred to Article 28, Part IV, of the Securities Market Law	Mgmt
	Ratify the acts done by the Director general	Mgmt
	Approve or modify, the financial statements of the Company to 12/31/07	Mgmt
	Approve the allocation of results	Mgmt
	Approve the reclassifications in the book Capital Accounts	Mgmt
	Approve to reduce the capital of the Company	Mgmt
	Approve the reading of the report regarding the fulfillment of the tax obligations tax obligations	Mgmt
	Approve the appointment or re-election, of the Members of Board of Directors	Mgmt
	Approve the remuneration for the Members of the Board of Directors	Mgmt
	Receive the report from the Board of Directors	Mgmt
	Amend Articles 6, 11 and 16 of the Corporate By-Laws	Mgmt
	Approve the designation of delegates	Mgmt

4/24/2008	Cemex S.A. de C.V.	MXP225611567
EGM					47,864	47,864
	Receive the report of the Director general	Mgmt	For	For
	Approve the plan for the allocation of profits	Mgmt	For	For
	Approve to increase the share capital	Mgmt	For	For
	Approve to nominate the Members of the Board of Directors	Mgmt	For	For
	Approve the remuneration for the Members of the Board of Directors	Mgmt	For	For
	Approve the designation of the person charged with formalizing the resolutions	Mgmt	For	For

4/24/2008	Alsea SAB de C.V	MXP001391012
EGM					1,200	1,200
	Approve or amend the annual report	Mgmt	For	For
	Approve the declaration and form of payment of a dividend to the shareholders of the Company	Mgmt	For	For
	Approve to increase in the share capital in its variable part	Mgmt	For	For
	Approve or amend regarding the operations realized by the Intermediate Administrative Bodies	Mgmt	For	For
	Appoint the Members of the Board of Directors	Mgmt	For	For
	Approve to determine the compensation for the Members of the Board of Directors	Mgmt	For	For
	Receive the report of the Board of Directors	Mgmt	For	For
	Approve to increase the reserve for the acquisition of own shares	Mgmt	For	For
	Approve the Designation of delegates	Mgmt	For	For

4/24/2008	Cemex S.A.B. de C.V	MPX1512908898
AGM					21,098	21,098
	Presentation of the report by the CEO	Mgmt	For	For
	Proposal for I. allocation of profits and II. Max. amount to be used for the purchase of company shares	Mgmt	For	For
	Proposal to increase the capital stock of the company	Mgmt	For	For
	Appointment of the directors and members	Mgmt	For	For
	Compensation of directors and members	Mgmt	For	For
	Appointment of delegates	Mgmt	For	For

4/25/2008	Grupo Aeroportuario del Sureste S.A.B de C.V.	MXP001661018
EGM					700	700
	Receive and approve the report of the Director general	Mgmt	For	For
	Approve the allocation of the results from the FY proposal concerning the increase of the legal reserves	Mgmt	For	For
	Ratify the Management of the Board of Directors	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/25/2008	Grupo Iusacell S.A. de C.V	MX01CE080006
EGM					871	0
	Approve or amend the report of the Board of Directors	Mgmt
	Receive the report of the Committees of the Board	Mgmt
	Approve the financial statements of the Company	Mgmt
	Approve or ratify to nominate the members of the Board	Mgmt
	Approve the remuneration for the members of the Board	Mgmt
	Approve the designation of delegates	Mgmt

4/25/2008	Desarrolladora Homex S.A. de C.V.	MX01HO000007
EGM					100	0
	Receive the reports that the Board of Directors	Mgmt
	Approve the allocation of the result obtained in the mentioned FY	Mgmt
	Appoint the Members of the Board of Directors and the Secretary	Mgmt
	Ratify the Chairpersons of the Audit and Corporate Practices	Mgmt
	Approve to designate the special delegates	Mgmt

4/25/2008	Popular, Inc.-(BPOP)	733174106
AGM					40,000	40,000
	Vote for the election of directors	Mgmt	For	For
	Elect Pricewatercoopers LLP as the independent accounting Firm	Mgmt	For	For

4/25/2008	Telefonos de Mexico S.A. de C.V.	MXP904131325
EGM					78,600	0
	Ratify the Members of the Board of Directors	Mgmt
	Designation of special delegates	Mgmt

4/25/2008	TV Azteca S.A. de C.V.	MXP740471117
EGM					13,900	0
	Approve the report of the Board of Directors	Mgmt
	Approve the report of the Commission with relation to the report of the Board	Mgmt
	Approve to discuss on the Audited financial statements	Mgmt
	Declare the payment of a preferred unit dividend for the D-A series	Mgmt
	Approve to set the maximum Amount of funds to be allocated for the purchase of the Company's own shares	Mgmt
	Ratify the Members of the Board of Directors	Mgmt
	Approve the report concerning the fulfillment of the Tax obligations	Mgmt
	Designation of special delegates	Mgmt

4/28/2008	Grupo Carso S.A. de C.V	MXP461181085
EGM					11,000	11,000
	Approve the report from the Director General	Mgmt	For	For
	Approve the allocation of profits	Mgmt	For	For
	Ratify the management of the Board of Directors	Mgmt	For	For
	Approve the designation or ratification of the Members and officers of the Board of Directors	Mgmt	For	For
	Approve the a collation of the Corporate Bylaws	Mgmt	For	For

4/28/2008	Corporacion Interamericana de Entretenimiento S.A.B	MXP201161017
EGM					3,200	0
	Approve the Director General	Mgmt
	Approve the report of the Board of Directors	Mgmt
	Approve the audited financial statements	Mgmt
	Receive the report regarding the fulfillment of the tax obligations	Mgmt
	Ratify all the Members of the Board of Directors	Mgmt
	Ratify the Chairperson of the Audit and Corporate Practices	Mgmt
	Approve the Audit and Corporate Practices Committee report	Mgmt
	Approve the report regarding operations and activities	Mgmt
	Approve the designation of the special Delegates	Mgmt

4/28/2008	Urbi Desarrollos Urbanos S.A. de C.V.	MX01UR000007
EGM					1,500	0
	Receive the reports and opinions of Article 28, Part IV of the Securities Market Law	Mgmt
	Receive the report regarding the fulfillment of the Tax Obligations	Mgmt
	Approve the allocation of profits	Mgmt
	Approve the designation or ratification of the Members of the Board	Mgmt
	Approve the designation of the Chairpersons of the Audit and Corporate Practices Committees	Mgmt
	Approve to set the maximum Amount of funds to be allocated for the purchase of the Company's own shares	Mgmt
	Approve the designation of special delegates	Mgmt

4/28/2008	Western Asset Worldwide Income Fund Inc.-(SBW)	957668106
AGM					19,000	19,000
	Amend the fund's primary investment objective	Mgmt	For	For
	Select directors	Mgmt	For	For

4/29/2008	America Movil S.A.B. de C.V.	MXP001691213
EGM					50,891	50,891
	Appoint and ratify the Members of the Board	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/29/2008	Mexichem S.A.B. de C.V.	MX01ME050007
EGM					100	100
	Receive the report of the Director general	Mgmt	For	For
	Receive the annual report of the Corporate practices	Mgmt	For	For
	Approve the allocation of the results for the FYE 12/31/07	Mgmt	For	For
	Ratification the members of the Board of Directors	Mgmt	For	For
	Approve to determine the compensation for the Members of the Board	Mgmt	For	For
	Approve to determine the maximum amount of funds that may be allocated	Mgmt	For	For
	Receive the annual report of the Board of Directors	Mgmt	For	For
	Approve the Stock Option Plan	Mgmt	For	For
	Approve the application and allocation of shares	Mgmt	For	For
	Approve the 2008 acquisitions plan	Mgmt	For	For
	Approve to designate the delegates	Mgmt	For	For

4/29/2008	Sare Holdings S.A. de C.V.	MX01SA030007
EGM					400	400
	Approve the report from the Board of Directors	Mgmt	For	For
	Approve the report from the Director General	Mgmt	For	For
	Approve the presentation of the annual report	Mgmt	For	For
	Approve the allocation of results from the FYE on 12/31/07	Mgmt	For	For
	Approve to determine of the maximum amount of funds that can be allocated to the purchase of own shares	Mgmt	For	For
	Appoint the members of the Board of Directors	Mgmt	For	For
	Ratify the members of the Audit and Corporate Practices	Mgmt	For	For
	Approve the remuneration of the members of the Board	Mgmt	For	For
	Approve the collation of the Corporate Bylaws	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/29/2008	Grupo Cementos de Chihuahua S.A.B de C.V.	MX01GC2M0006
EGM					800	0
	Approve the Board of Directors informs and financial statements approval	Mgmt
	Approve and ratify the Acts carried out by the Board of Directors	Mgmt
	Approve the agreement on the application of results of the FY	Mgmt
	Approve the maximum amount of resources that could be devoted to the purchase of own shares	Mgmt
	Appoint the Members of the Board of Directors	Mgmt
	Appoint the Chairman of the Audit and Corporate Practices	Mgmt
	Ratify the Compensation Plan for the Executives of the Group	Mgmt
	Appoint the special representatives	Mgmt
	Approve the minutes of the assembly	Mgmt

4/29/2008	Grupo Pochteca S.A.B. de C.V.	MX01PO020005
EGM					20	0
	Approve the report from the General Director	Mgmt
	Approve the presentation of the annual report	Mgmt
	Approve the allocation of results for the FYE on 12/31/07	Mgmt
	Approve the designation and/or ratification of the Members of the Board	Mgmt
	Approve to determine the compensation for the Members of the Board	Mgmt
	Determine the maximum amount that can be allocated to the purchase of own shares of the Company	Mgmt
	Approve the annual report from the Board of Directors	Mgmt
	Approve the recomposition of the share capital	Mgmt
	Approve the grant and/or revocation of powers	Mgmt
	Approve to designate the delegates	Mgmt

4/29/2008	Promotora Ambiental S.A.B. de C.V.	MX01PA0B0006
EGM					100	0
	Approve the reports that are referred to in Article 28, Part IV, of the Securities Market Law	Mgmt
	Approve the financial statements and the balance sheet	Mgmt
	Appoint the Members and the Officers of the Board	Mgmt
	Approve the maximum amount of funds that can be allocated to the purchase of own shares	Mgmt
	Receive the report regarding the fulfillment of the tax obligations	Mgmt
	Approve the designation of the Delegates	Mgmt

4/29/2008	Grupo Financiero Banorte S.A.B de C.V.	MXP37071101
EGM					16,400	0
	Approve the reports referred to in Article 28, Part IV, of the Securities Market Law	Mgmt
	Approve the allocation of profits	Mgmt
	Approve the designation of the Members of the Board	Mgmt
	Approve the designation of the Members of the Audit and the Corporate Practices	Mgmt
	Approve the report from the Board of Directors	Mgmt
	Grant authority to carry out a collation of the Corporate By-Laws	Mgmt
	Approve the designation of the delegate	Mgmt
	Approve the meeting minutes	Mgmt

4/29/2008	Grupo Casa Saba, S.A.B. de C.V.-(SAB)	40048P104
AGM					13,273	0
	Approval of the reports submitted by the Board	Mgmt	For
	Approval of the allocation of profits	Mgmt	For
	Approval of the report submitted by the CEO	Mgmt	For
	Approval of the opinion submitted by the Board	Mgmt	For
	Approval of the audit committee's annual report	Mgmt	For
	Appoint the members of the Board of Directors	Mgmt	For
	Appoint the members of the audit committee	Mgmt	For
	Appoint the members of the executive committee	Mgmt	For
	Appointment or ratification of the CEO	Mgmt	For
	Remuneration for the members of the Board	Mgmt	For
	Designation of delegates	Mgmt	For

4/29/2008	America Movil, S.A.B de C.V.-(AMX)	02364W105
AGM					18,000
	Appointment or reelection of the members of the Board	Mgmt	For
	Appointment of delegates	Mgmt	For

4/30/2008	Gruma S.A.B. de C.V.	MXP4948K1056
EGM					800	800
	Receive the reports that are referred to in the corporate Bylaws	Mgmt	For	For
	Receive the report on the compliance with the tax obligations	Mgmt	For	For
	Approve the procedures for the payment of dividends	Mgmt	For	For
	Approve to set the maximum amount of funds for allocation to the purchase of own shares	Mgmt	For	For
	Elect the Members of Board of Directors	Mgmt	For	For
	Elect the Chairpersons of the Audit and Corporate Practices Committees	Mgmt	For	For
	Approve the designation of special delegates	Mgmt	For	For
	Approve the minutes that are drawn up	Mgmt	For	For

4/30/2008	Grupo Financiero Inbursa S.A.B. de C.V.	MXP370641013
EGM					9,900	9,900
	Receive the report on the compliance with the tax obligations	Mgmt	For	For
	Approve the report of the Director-general	Mgmt	For	For
	Receive the report of the Board of Directors	Mgmt	For	For
	Recieve the report on the activities and operations in which the Board intervened	Mgmt	For	For
	Approve the individual and consolidated financial statements	Mgmt	For	For
	Receive the report on the activities carried out by the audit and Corporate Practices	Mgmt	For	For
	Approve the allocation of results; resolutions in this regard	Mgmt	For	For
	Approve the payment of a dividend	Mgmt	For	For
	Ratify the appointment of the Members of the Board	Mgmt	For	For
	Approve to determine the compensation for the Members	Mgmt	For	For
	Appoint of the Corporate Practices and audit Committee	Mgmt	For	For
	Determine the compensation for the Members of the Corporate Practices and audit Committees	Mgmt	For	For
	Approve the report concerning the acquisition of the Company's own shares	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/30/2008	Grupo Financiero Inbursa S.A.B. de C.V.	MXP370641013
EGM					9,900	9,900
	Approve, to separate Grupo Financiero Inbursa from the Financial Group	Mgmt	For	For
	Amend the unified responsibilities agreement	Mgmt	For	For
	Approve to carry out a collation of the Corporate Bylaws	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

4/30/2008	Grupo Mexico S.A.B. de C.V.	MXP370841019
EGM					1,200	0
	Approve the proposal to carry out a split of the 2,595,000,000 series b shares	Mgmt
	Amend Article 6 of the Bylaws of the Company	Mgmt
	Approve the designation of delegates	Mgmt

4/30/2008	Grupo Mexico S.A.B. de C.V.	MXP370841019
EGM					1,200	0
	Receive the report from the Executive President	Mgmt
	Approve the report regarding the fulfillment of the tax obligations	Mgmt
	Approve the allocation of profits	Mgmt
	Application of the resource allocated to the acquisition of own shares	Mgmt
	Approve the ratification of the acts done by the Board of Directors	Mgmt
	Approve the designation Delegates	Mgmt

4/30/2008	Fresh del Monte Produce Inc.-(FDP)	636738105
AGM					6,500	6,500
	Election of directors	Mgmt	For	For
	Approval of the Company's financial statements	Mgmt	For	For
	Approval of Ernst & Young as independent directors	Mgmt	For	For
	Approval of the 6th amendment to the company's share incentive plan	Mgmt	For	For

4/30/2008	Teco Energy, Inc.-(TE)	872375100
AGM					38,500	38,500
	Election of directors	Mgmt	For	For
	Ratification of the Independent Directors	Mgmt	For	For

5/7/2008	Doral Financial Corporacion-(DRL)	25811P886
AGM					6,500	0
Election of directors
	Adoption of Doral Financial stock incentive plan	Mgmt
	Appointment of Pricewatercoopers LLP as the independent accounting firm	Mgmt
	Adjournment of meeting to permit further	Mgmt

5/8/2008	Norfolk Souther Corporation-(NSC)	655844108
AGM					16,000	16,000
	Election of directors	Mgmt	For	For
	Appointment of KPMG LLP as the independent accounting firm	Mgmt	For	For

5/13/2008	Royal Caribbean Cruises Ltd.-(RCL)	V7780T103
AGM					33,500	33,500
Election of directors
	Approval of the company's 2008 equity plan	Mgmt	For	For
	Appointment of Pricewatercoopers LLP as the independent accounting firm	Mgmt	For	For
	Shareholder proposal set forth in the proxy statement	Mgmt	Against	For

5/14/2008	Consolidated Water Company Limited-(CWCO)	623773107
AGM					68,241	68,241
Election of directors
	Approval of the company's 2008 equity Incentive plan	Mgmt	For	For
	To approve the increase in the share capital	Mgmt	For	For
	Appointment of Rachlin LLP as the independent accounting firm	Mgmt	For	For

5/15/2008	Atlantic Tele-Network, Inc.-(ATNI)	049079205
AGM					30,819	30,819
	Election of directors	Mgmt	For	For
	Approval of the company's 2008 equity Incentive plan	Mgmt	For	For
	Appointment of Pricewatercoopers LLP as the independent accounting firm	Mgmt	For	For

5/29/2008	Mastec, Inc.-(MTZ)	576323109
AGM					67,132	67,132
	Election of directors	Mgmt	For	For
	Reapproval of the sec.162(M) of the Internal Revenue code	Mgmt	For	For

5/30/2008	Watsco, Inc.-(WSO)	942622200
AGM					31,000	31,000
	Vote for the election of Directors	Mgmt	For	For

6/3/2008	Spanish Broadcasting System, Inc.-(SBSA)	846425882
AGM					80,304	80,304
	Vote for the election of Directors	Mgmt	For	For

6/3/2008	Teekay Corporation-(TK)	Y8564W103
AGM					21,000	21,000
	Vote for the election of Directors	Mgmt	For	For
	Approval of Ernst & Young as independent auditors	Mgmt	For	For

6/4/2008	Trailer Bridge, Inc.-(TRBR)	892782103
AGM					66,397	66,397
	Vote for the election of Directors	Mgmt	For	For

6/6/2008	Garmin Ltd.-(GRMN)	637260109
AGM					17,000	17,000
	Vote for the election of Directors	Mgmt	For	For
	Approval of Ernst & Young as independent accounting firm	Mgmt	For	For

6/12/2008	Steiner Leisure Limited-(STNR)	P8744Y102
AGM					13,900	13,900
	Vote for the election of Directors	Mgmt	For	For
	Approval of Ernst & Young as independent auditors	Mgmt	For	For

6/19/2008	Orthofix International N.V.-(OFIX)	N6748L102
AGM					24,660	24,660
	Vote for the election of Directors	Mgmt	For	For
	Proposal to approve long-term incentive plan	Mgmt	For	For
	Proposal to approve stock repurchase plan	Mgmt	For	For
	Proposal to approve section 8.3 of the articles of association	Mgmt	For	For
	Proposal to approve balance sheet and income statement	Mgmt	For	For
	Approval of Ernst & Young as independent accounting firm	Mgmt	For	For

6/23/2008	Grupo Financiero Inbursa S.A.B. de C.V.	MXP370641013
EGM					9,900	0
	Approve the change in the membership of the Board of Directors	Mgmt
	Approve to modify the membership of the Corporate practices and Audit Committees	Mgmt
	Approve the designation of delegates	Mgmt

6/23/2008	Grupo Financiero Inbursa S.A.B. de C.V.	MXP370641013
EGM					9,900	9,900
	Approve the cancellation of the own shares that the Company maintains	Mgmt	For	For
	Approve to carry out a partial amendment to the Corporate By-Laws	Mgmt	For	For
	Approve to increase in the fixed part of the share Capital	Mgmt	For	For
	Approve to carry out a consolidation of the Corporate By-Laws	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

6/26/2008	Mexichem S.A.B. de C.V.	MX01ME050007
EGM					100	100
	Approve the realization of a split of the shares representing the share Capital	Mgmt	For	For
	Approve to increase of the share Capital	Mgmt	For	For
	Approve the primary public offering of shares of the Company	Mgmt	For	For
	Approve the designation of delegates	Mgmt	For	For

6/27/2008	Micromet, Inc.-(MITI)	59509C105
AGM					8,386	8,386
	Vote for the election of Directors	Mgmt	For	For
	Approval of Ernst & Young as independent auditors	Mgmt	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Herzfeld Caribbean Basin Fund, Inc.

By (Signature and Title)* /s/ Thomas J. Herzfeld - President & Chairman

Date August 13, 2008

* Print the name and title of each signing officer under his or her signature.